UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     March 28, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $249,832 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BOARD                 COM              00762W107     5194   232900 SH       SOLE                    38700        0   194200
AMEDISYS INC                   COM              023436108     6230   150700 SH       SOLE                    24900        0   125800
AMERICAN ITALIAN PASTA CO      COM              027070101       22      968 SH       SOLE                        0      968        0
AMERICAN REPROGRAPHICS CO      COM              029263100     4830   700026 SH       SOLE                   115800        0   584226
BALDWIN & LYONS INC            CL B             057755209     5269   289665 SH       SOLE                    47900        0   241765
BRINKS HOME SEC HLDGS INC      COM              109699108     2692   122800 SH       SOLE                    20300        0   102500
BROWN & BROWN INC              COM              115236101     9650   461700 SH       SOLE                    76300        0   385400
CAL DIVE INTL INC DEL          COM              12802T101     8906  1368064 SH       SOLE                   225700        0  1142364
CARLISLE COS INC               COM              142339100     5245   253400 SH       SOLE                    41100        0   212300
CHARLES RIV LABS INTL INC      COM              159864107     7556   288400 SH       SOLE                    47700        0   240700
CHEMED CORP NEW                COM              16359R103     9008   226500 SH       SOLE                    37500        0   189000
CORPORATE EXECUTIVE BRD CO     COM              21988R102     7618   345337 SH       SOLE                    56900        0   288437
DESCARTES SYS GROUP INC        COM              249906108    11353  3905300 SH       SOLE                   730100        0  3175200
ETHAN ALLEN INTERIORS INC      COM              297602104     3551   247100 SH       SOLE                    40900        0   206200
FIRSTSERVICE CORP              SUB VTG SH       33761N109     3499   268000 SH       SOLE                    49900        0   218100
FORWARD AIR CORP               COM              349853101     5469   225345 SH       SOLE                    37300        0   188045
GILDAN ACTIVEWEAR INC          COM              375916103     3381   291800 SH       SOLE                    70800        0   221000
GLADSTONE INVT CORP            COM              376546107     4426   901398 SH       SOLE                   148555        0   752843
GRACO INC                      COM              384109104     6984   294299 SH       SOLE                    48100        0   246199
HEWITT ASSOCS INC              COM              42822Q100     5656   199300 SH       SOLE                    32900        0   166400
HOME DIAGNOSTICS INC DEL       COM              437080104     1621   326130 SH       SOLE                    53800        0   272330
IMS HEALTH INC                 COM              449934108     6778   447100 SH       SOLE                    73800        0   373300
IDEX CORP                      COM              45167R104     5983   247738 SH       SOLE                    40900        0   206838
INTERACTIVE DATA CORP          COM              45840J107    10861   440420 SH       SOLE                    72800        0   367620
INTERFACE INC                  COM              458665106     2884   621500 SH       SOLE                   102600        0   518900
INTERNATIONAL SPEEDWAY CORP    COM              460335201    10208   355300 SH       SOLE                    59000        0   296300
JACKSON HEWITT TAX SVCS INC    COM              468202106     6649   423800 SH       SOLE                    70100        0   353700
KINETIC CONCEPTS INC           COM NEW          49460W208     3349   174600 SH       SOLE                    28900        0   145700
LHC GROUP INC                  COM              50187A107     4870   135273 SH       SOLE                    22400        0   112873
MTS SYS CORP                   COM              553777103     6730   252646 SH       SOLE                    41600        0   211046
MIDDLEBY CORP                  COM              596278101     4581   168000 SH       SOLE                    27800        0   140200
MILLER HERMAN INC              COM              600544100     5155   395600 SH       SOLE                    65500        0   330100
POOL CORPORATION               COM              73278L105     4998   278153 SH       SOLE                    46200        0   231953
QLOGIC CORP                    COM              747277101     6896   513100 SH       SOLE                    84800        0   428300
RITCHIE BROS AUCTIONEERS       COM              767744105     3372   157420 SH       SOLE                    29220        0   128200
SAGA COMMUNICATIONS INC        COM NEW          786598300     1590   963773 SH       SOLE                   158675        0   805098
SOTHEBYS                       COM              835898107     9181  1032750 SH       SOLE                   171100        0   861650
STANTEC INC                    COM              85472N109    14686   596500 SH       SOLE                   111300        0   485200
TEMPUR PEDIC INTL INC          COM              88023U101     4174   588770 SH       SOLE                    97500        0   491270
UNIVERSAL HLTH SVCS INC        COM              913903100     9394   250044 SH       SOLE                    41414        0   208630
UNIVERSAL TECHNICAL INST INC   COM              913915104     3108   181036 SH       SOLE                    30500        0   150536
VALUEVISION MEDIA INC          COM              92047K107      442  1339441 SH       SOLE                   203500        0  1135941
WADDELL & REED FINL INC        COM              930059100     3559   230200 SH       SOLE                    37400        0   192800
WASHINGTON POST CO             CL B             939640108     2224     5700 SH       SOLE                      900        0     4800